Financial Instruments - Counterparty Credit Risk Management Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	2.00%	1.00%
Derivative financial asset (liability), net	$ 5	$ 9	$ 6
Credit risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial asset (liability), net	$ 11	$ 11